Business combinations and capital reorganization - Schedule of MOMA Identifiable Assets and Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Jun. 07, 2022	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Current Tax Liabilities	€ (1,572)		€ (401)
MOMA
Disclosure of detailed information about business combination [line items]
Property, plant and equipment		€ 181
Right-of-use assets		1,594
Other financial assets		41,984
Derivatives		255
Trade and other receivables		3,240
Intangible Assets		8,681
Cash and cash equivalents		1,343
Prepayments		0
Current Tax Liabilities		(405)
Defined benefit provision		(386)
Deferred tax liabilities		(3,044)
Lease liabilities		(1,594)
Trade and other payables		(2,587)
Net identifiable assets acquired		49,262
Add: goodwill		10,724
Net assets acquired		€ 59,986